Promissory Notes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Promissory Notes
34.	PROMISSORY NOTES

On June 15, 2015, CUCL issued tranche one of 2015 promissory notes in an amount of RMB4 billion, with a maturity period of 3 years from the date of issue and which carries interest at 3.85% per annum, and was fully repaid in June 2018.

On June 18, 2015, CUCL issued tranche two of 2015 promissory notes in an amount of RMB4 billion, with a maturity period of 3 years from the date of issue and which carries interest at 3.85% per annum, and was fully repaid in June 2018.

On November 30, 2015, CUCL issued tranche three of 2015 promissory notes in an amount of RMB3.5 billion, tranche four of 2015 promissory notes in an amount of RMB3.5 billion and tranche five of 2015 promissory notes in an amount of RMB3 billion, all with a maturity period of 3 years from the date of issue and which carries interest at 3.30% per annum, and was fully repaid in November 2018.